Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 18, 2025 $ / shares	Dec. 31, 2024 SGD ($)	Mar. 18, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Loaned (in Dollars)	$ 6,028,791	$ 5,995,047
Expected credit loss	100.00%			100.00%
Issued ordinary shares (in Shares) | shares		20,788,886
Price per share (in Dollars per share) | $ / shares		$ 4
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issued ordinary shares (in Shares) | shares					20,788,886
Price per share (in Dollars per share) | $ / shares			$ 4
Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Loaned (in Dollars)						$ 89,575	$ 651,702
Interest rate						5.00%	5.00%
Other related parties [member]
Related Party Transactions [Line Items]
Expected credit loss allowances	$ 16,834
Chief Executive Officer [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issued ordinary shares (in Shares) | shares					20,788,886
Price per share (in Dollars per share) | $ / shares					$ 0.00001
Berjaya Academy Pte Ltd [Member] | Ms. Sharifah Noriati Binte [Member]
Related Party Transactions [Line Items]
Expected credit loss allowances				$ 1,244,122
Owned subsidiary	70.00%
Berjaya Academy Pte Ltd [Member] | Ms. Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Owned subsidiary	70.00%
Concorde Security Pte Ltd (Singapore) [Member] | Ms. Sharifah Noriati Binte [Member]
Related Party Transactions [Line Items]
Owned subsidiary	96.81%
Concorde Security Pte Ltd (Singapore) [Member] | Ms. Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Owned subsidiary	96.81%
Concorde Security Pte Ltd (Singapore) [Member] | Mr. Jia Wei Chua, Swee Kheng Chua’s child [Member]
Related Party Transactions [Line Items]
Owned subsidiary	96.81%
Concorde Asia Pte Ltd (Singapore) [Member] | Ms. Sharifah Noriati Binte [Member]
Related Party Transactions [Line Items]
Owned subsidiary	70.00%
Concorde Asia Pte Ltd (Singapore) [Member] | Ms. Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Owned subsidiary	70.00%